Net Loss per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Numerator:
Net loss	¥ (6,808,739)	$ (1,068,441)	¥ (3,054,017)	¥ (1,303,570)
Accretion to redeemable noncontrolling interests | ¥			(4,292)
Net loss attributable to noncontrolling interests	19,511	3,062	46,605	14,597
Net loss attributable to the Bilibili Inc.'s shareholders	¥ (6,789,228)	$ (1,065,379)	¥ (3,011,704)	¥ (1,288,973)
Denominator:
Net loss per share, basic | (per share)	¥ (17.87)	$ (2.80)	¥ (8.71)	¥ (3.99)
Net loss per share, diluted | (per share)	¥ (17.87)	$ (2.80)	¥ (8.71)	¥ (3.99)
Share options
Net Loss Per Share
Anti-dilutive securities excluded from the calculation of diluted net loss per share	13,249,083	13,249,083	8,927,697	9,328,721
Ordinary Shares
Denominator:
Weighted average number of ordinary shares outstanding, basic	379,898,121	379,898,121	345,816,023	323,161,680
Weighted average number of ordinary shares outstanding, diluted	379,898,121	379,898,121	345,816,023	323,161,680
Ordinary Shares | Convertible senior notes (the "April 2026 Notes") due April 2026 [Member]
Net Loss Per Share
Anti-dilutive securities excluded from the calculation of diluted net loss per share	18,706,486	18,706,486	20,202,000	20,202,000
Ordinary Shares | Convertible senior notes (the "2027 Notes") due 2027 [Member]
Net Loss Per Share
Anti-dilutive securities excluded from the calculation of diluted net loss per share	19,641,274	19,641,274	19,641,280
Ordinary Shares | Convertible senior notes (the "December 2026 Notes") due December 2026 [Member]
Net Loss Per Share
Anti-dilutive securities excluded from the calculation of diluted net loss per share	17,027,040	17,027,040